Risk/Return Summary - FidelityFactorETFs-ComboPRO	Nov. 10, 2023
FidelityFactorETFs-ComboPRO | Fidelity Stocks for Inflation ETF
Risk/Return:
Operating Expenses Caption [Text]	Annual Operating Expenses